Stock-based Compensation (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation
11. Stock-based Compensation
On March 8, 2022, the Company issued options to purchase 630,000 shares of the Company’s common stock to two named executive officers. The right to exercise the options will vest over a five-year period on a straight-line basis. The options have a strike price of $4.53 per share and will expire on March 8, 2032. The estimated value of these options is $612,000, which is being expensed ratably over the vesting period. A Black Scholes model was used to determine the fair value of the options at the time the options were issued, using the Company’s historical 5-year market price of its stock to determine volatility (equating to 65.04%), an estimated 5-year term to exercise the options, a 5-year risk-free rate of return of 1.8%, and the market price for the Company’s stock of $2.40 per share.
On June 30, 2020, the Company issued options to purchase 280,000 shares of the Company’s common stock, to certain executive officers and other employees. The right to exercise the options will vest over a five-year period on a straight-line basis. The options have a strike price of $3.81 per share and expire on June 30, 2030. The estimated value of these options is $290,000, which is being expensed ratably over the vesting period.
In 2016 and 2018, the Company issued 111,281 and 70,000, respectively, of restricted stock units (“RSUs”) to various employees to be settled in shares of common stock, which were valued at $909,000 and $404,000, respectively, on the dates of grant.
The Company recorded $12,000 and $14,000 of compensation expense related to the RSUs for the three months ended March 31, 2023 and 2022, respectively. There were 9,000 unvested RSUs as of March 31, 2023, which will generate an estimated future expense of $4,000.
The Company recorded $43,000 and $24,000 of compensation expense related to the stock options for the three months ended March 31, 2023 and 2022, respectively. There were 654,000 unvested options as of March 31, 2023, which will generate an estimated future expense of $595,000 through February of 2027.

15. Stock-based Compensation
On March 8, 2022 the Company issued options to purchase 630,000 shares of the Company's common stock to two named executive officers. The right to exercise the options will vest over a five-year period on a straight-line basis. The options have a strike price of $4.53 per share and will expire on March 8, 2032. The estimated fair value of these options is $612,000, which is being expensed ratably over the vesting period. A Black Scholes model was used to determine the fair value of the options at the time the options were issued, using the Company’s historical 5-year market price of its stock to determine volatility (equating to 65.04%), an estimated 5-year term to exercise the options, a 5-year risk-free rate of return of 1.8%, and the market price for the Company’s stock of $2.40 per share.
On June 30, 2020, the Company issued options to purchase 280,000 shares of the Company’s common stock to certain executive officers and other employees. The right to exercise the options will vest over a five-year period on a straight-line basis. The options have a strike price of $3.81 per share and expire on June 30, 2030. The estimated value of these options is $290,000, which will be expensed ratably over the vesting period.
In 2016 and 2018, the Company issued 111,281 and 70,000, respectively, of restricted stock units (“RSUs”) to various employees to be settled in shares of common stock, which were valued at $909,000, and $404,000, respectively, on the dates of grant.
The Company recorded $56,000, $166,000, and $677,000 of compensation expense related to the RSUs for the years ended December 31, 2022, 2021, and 2020, respectively. There were 9,000 unvested RSUs as of December 31, 2022, which will generate an estimated future expense of $17,000.
The Company recorded $53,000, $52,000, and $29,000 of compensation expense for the year ended December 31, 2022, 2021, and 2020, respectively, related to the stock options granted on June 30, 2020. There were 153,000 options outstanding and unvested as of December 31, 2022, which will generate an estimated future expense of $132,000.
The Company recorded $102,000 of compensation expense for the year ended December 31, 2022, related to the stock options granted on March 8, 2022. There were 630,000 options outstanding and unvested as of December 31, 2022, which will generate an estimated future expense of $510,000.